Debentures	12 Months Ended
Dec. 31, 2019
Debentures [Abstract]
DEBENTURES

NOTE 15:- DEBENTURES

The Group's liabilities under debentures are attributable to debentures issued by Formula and Sapiens. The debentures are all are listed for trading on the Tel-Aviv Stock Exchange.

a.	Debentures are comprised of the following as of the below dates:

	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2019
Formula's Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 171,056	$49,497	519	9,899	40,117	686	50,702

Formula's Series C Secured Debentures (2.3%)	2.5	NIS (Unlinked)	NIS 300,000	$86,806	(813)	9,549	76,444	163	86,156

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	NIS 245,000	$69,287	(539)	9,898	58,850	1,167	69,915
				$205,590	(833)	29,346	175,411	2,016	206,773

	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2018
Formula's Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 205,266	$54,769	684	9,128	46,325	758	56,211

Formula's Series B Convertible Debentures (2.74%)	3.65	NIS (Linked to fix rate of USD)	NIS 125,000	31,812	(79)	31,812	-	2,971	34,704

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	NIS 280,000	79,185	(710)	9,898	68,577	1,334	79,809
				$165,766	(105)	50,838	114,902	5,063	170,724

During the years ended December 31, 2018 and 2019, the Group recorded $5,165 and $5,450, respectively, of interest expenses, and $289 and $178, respectively, as amortization of debt premium, discount and issuance costs, net in respect of the Group's debentures.

b.	Aggregate principal annual payments of the debentures:

Repayment amount
2020	29,346
2021	29,346
2022	29,346
2023	29,346
2024 and thereafter	88,206
205,590

c.	Formula's debentures

i)	Formula Systems Series A Secured Debentures

On September 16, 2015, Formula issued Formula Systems Series A Secured Debentures in the aggregate principle amount of NIS 102,260 (approximately $26,295), at a purchase price equal to 100% of their par value, payable in eight equal annual installments on July 2nd of each of the years 2017 through 2024. The Formula Systems Series A Secured Debentures bear a fixed interest rate of 2.8% per annum (which may vary based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs including early commitment commission of approximately NIS 1,246 (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of Series A Secured Debentures due in 2024.

On January 31, 2018, Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principle amount of NIS 150,000 (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 (approximately $45,581), out of which NIS 336 was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 (approximately $1,430) net of issuance costs of NIS 782 (approximately $225) were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial income over the remaining term of Formula Systems Series A Secured Debentures due in 2024.

The Formula Systems Series A Secured Debentures issued in September 2015 together with the Formula Systems Series A Secured Debentures sold in the private placement, form one single series with identical terms and conditions.

The Series A Secured Debentures are nominated in New Israeli Shekel not linked to any currency or index and non-convertible. The Formula Systems Series A Secured Debentures are secured with collateral consist of shares of Matrix, Magic Software and Sapiens (See note 20a).

The Formula Systems Series A Secured Debentures are listed for trading on the Tel-Aviv Stock Exchange. As of December 31, 2019, the fair value of Formula's Series A Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, were approximately $52,138.

ii)	Formula Systems Series B Convertible Debentures

On September 16, 2015, Formula issued Formula Systems Series B Convertible Debentures, linked to US dollars, in the aggregate principle amount of NIS 125,000 (approximately $32,140), at a purchase price equal to 102% of their par value. The principal amount of Formula Systems Series B Secured Debentures bears a fixed interest rate of 2.74% per annum, payable in one installment together with the remaining unconverted principle amount on March 26, 2019. The Formula Systems Series B Convertible Debentures were convertible, at the election of each holder, into Formula's ordinary shares, from the date of issuance and until March 10, 2019, at a conversion price of NIS 157 par value per one share, adjusted in events of shares split, reverse shares split, a rights offering, a distribution of bonus shares or a cash dividend.

The conversion equity component was valuated at $1,248, allocated to additional paid in capital on the issuance date. Debt discount and issuance costs including early commitment commission were approximately $367, allocated to the Formula Systems Series B Convertible Debentures and are amortized as financial expenses over the term of Formula Systems Series B Convertible Debentures due in 2019.

During 2018 and mainly 2019, holders of Formula Systems Series B Convertible Debentures converted an aggregate principal amount of NIS 80,484 into 545,485 of Formula's ordinary shares, which constitute, in aggregate, approximately 3.57% of Formula's issued and outstanding share capital following those conversions (an aggregate principle amount of NIS 232 was converted into 1,556 Formula's ordinary shares in 2018 and principle amount NIS 80,252 was converted into 543,929 Formula's ordinary shares in 2019). The remaining outstanding Series B Convertible Debentures amounting to NIS 44,516 (or $11,350) and their respective accumulated interest of $1,135 were fully paid on March 26, 2019.

The Series B Debentures were listed for trading on the Tel-Aviv Stock Exchange.

iii)	Formula Systems Series C Secured Debentures

On March 31, 2019, Formula issued Formula Systems Series C Secured Debenture in the aggregate principle amount of NIS 300,000 (approximately $82,600), at a purchase price equal to 100% of their par value, payable in five annual installments of NIS 33,000 on December 1 of each of the years 2020 through 2024 and two annual installments of NIS 67,500 on December 1 of each of the years 2025 and 2026. The outstanding principle amount of Formula Systems Series C Secured Debentures bears a fixed annual interest rate of 2.29% (which may vary based on the credit rating of the debentures), payable on December 1st and June 1st of each of the years 2019 through 2026. Issuance costs including early commitment commission of approximately NIS 3,355 (approximately $924) were allocated to Formula Systems Series C Secured Debentures and are amortized as financial expenses over the term of Formula Systems Series C Secured Debentures due in 2026.

The Formula Systems Series C Secured Debentures are nominated in New Israeli Shekel and are not linked to any currency or index and are non-convertible. The Formula Systems Series C Secured Debentures are secured with collateral consist of shares of Matrix, Magic Software and Sapiens (See note 20a).

The Series C Secured Debentures are listed for trading on the Tel-Aviv Stock Exchange. As of December 31, 2019, the fair value of Formula's Series C Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, were approximately $90,174.

The public offerings of Formula's debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the "Securities Act")), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Formula debentures was not registered under the Securities Act, and Formula debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for Formula Systems Series A Secured Debentures, Formula Systems Series B Convertible Debentures and Formula Systems Series C Secured Debentures, Formula has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in a fundamental change in its operations, and to meet certain financial covenants (see Notes 20a and 20c(1)(ii)).

d.	Sapiens' Series B Debentures

On September 16, 2017 Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens' Series B Debentures bear a fixed interest rate of 3.37% per annum (which may vary based on the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens' Series B Debentures discount and are amortized as financial expenses over the term of Series B Debentures due in 2026.

On June 8, 2020, Sapiens issued additional Sapiens' Series B Debentures in an aggregate principle amount of NIS 210,000 (approximately $60,362) through a public offering in Israel. The gross proceeds received for the issuance of Sapiens' Series B Debentures in June 2020 were NIS 210,840 (approximately $60,603), out of which approximately NIS 3,006 was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 (approximately $623) and issuance costs of NIS 2,326 (approximately $669) were allocated to Sapiens' Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026.

Sapiens' Series B Debentures issued in September 2017 together with the Sapiens' Series B Debentures issued in June 2020, form one single series with identical terms and conditions.

Sapiens' Series B Debentures are linked to the US Dollar, unsecured and non-convertible. Sapiens' Series B Debentures are listed for trading on the TASE. As of December 31, 2019, the fair value of Sapiens' Series B Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, were approximately $70,593.

The public offerings of Sapiens' debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the "Securities Act")), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Sapiens debentures was not registered under the Securities Act, and the Sapiens debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for the Sapiens Series B Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on Sapiens' assets, or undergo an asset sale or other change that results in a fundamental change in Sapiens' operations and to meet certain financial covenants (see Note 20c(3)(iii)).